Other Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Component of Other Income, Nonoperating [Line Items]
Gain from disposal of property and equipment	$ 3,364	$ 8,247	$ 896
Gain on sale of investment securities		996
Interest income	143	196	201
Currency exchange loss	(1,379)	(310)	(458)
Other	3,716	556	(115)
Total	$ 5,844	$ 9,685	$ 524